BALANCE SHEET DETAILS - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories:
Raw materials	$ 2,362	$ 1,665
Work in process	1,285	2,992
Finished goods	2,495	21,731
Total Inventory	$ 6,142	$ 26,388